UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-5992

JAPAN SMALLER CAPITALIZATION FUND, INC.
___________________________________________________________________________________________________________
(Exact name of registrant as specified in charter)

Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712
___________________________________________________________________________________________________________
(Address of principal executive offices)

Shigeru Shinohara
Japan Smaller Capitalization Fund, Inc.
Two World Financial Center
Building B, 18th Floor
New York, New York 10281-1712
__________________________________________________________________________________________________________
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:             February 28, 2009

Date of reporting period:          September 1, 2008 - November 30, 2008

Item 1.  Schedule of Investments

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2008

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
COMMON STOCKS
Banks and Finance
The Aichi Bank, Ltd.	22,400	$2,188,303	$1,741,127	$(447,176)	1.1
General banking services
The Hachijuni Bank, Ltd.	291,000	2,102,821	1,487,618	(615,203)	1.0
General banking services
The Mie Bank, Ltd.	399,000	1,985,668	1,621,747	(363,921)	1.1
General banking services
The Musashino Bank, Ltd.	63,000	2,504,563	2,032,684	(471,879)	1.3
Regional bank
Seven Bank, Ltd.	693	1,370,222	2,453,740	1,083,518	1.6
General banking services
The Tokyo Tomin Bank, Limited	131,800	2,836,693	1,478,712	(1,357,981)	1.0
General banking services
Total Banks and Finance		12,988,270	10,815,628	(2,172,642)	7.1

Chemicals and Pharmaceuticals
Adeka Corporation	327,900	3,187,915	2,012,879	(1,175,036)	1.3
Resin products
Air Water Inc.	360,000	3,404,778	3,001,886	(402,892)	2.0
Industrial gases
Kobayashi Pharmaceutical Co., Ltd.	66,500	2,066,508	2,438,194	371,686	1.6
Pharmaceuticals and medical equipment
Kuraray Co., Ltd.	471,000	5,542,606	3,818,919	(1,723,687)	2.5
Synthetic and chemical fibers
Rohto Pharmaceutical Co., Ltd.	386,000	4,554,704	5,038,299	483,595	3.3
Pharmaceuticals manufacturer
Towa Pharmaceutical Co., Ltd.	46,000	1,734,726	1,744,396	9,670	1.1
Generic medicine
Total Chemicals and Pharmaceuticals		20,491,237	18,054,573	(2,436,664)	11.8

Electronics
Hamamatsu Photonics K.K.	98,100	2,846,429	1,840,531	(1,005,898)	1.2
Semiconductors
Total Electronics		2,846,429	1,840,531	(1,005,898)	1.2

Food Manufacturing
Doutor Nichires Holdings Co., Ltd.	102,700	1,696,525	1,846,147	149,622	1.2
Coffee and restaurant chain
Total Food Manufacturing		1,696,525	1,846,147	149,622	1.2

Information and Software
Fujitsu Business Systems Ltd.	118,600	1,788,152	1,615,127	(173,025)	1.1
Business systems network
Itochu Techno-Solutions Corporation	82,400	2,848,450	2,110,497	(737,953)	1.4
Computer network systems
Total Information and Software		4,636,602	3,725,624	(910,978)	2.4

Iron and Steel
Hanwa Co., Ltd.	653,000	2,938,953	1,853,792	(1,085,161)	1.2
Steel imports/exports
Neturen Co., Ltd.	255,500	2,453,892	1,544,348	(909,544)	1.0
Induction hardening equipment

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2008

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets

Osaka Steel Co., Ltd.	166,800	$2,813,563	$2,019,912	$(793,651)	1.3
Electric furnace steelmaker
Yamato Kogyo Co., Ltd.	87,200	3,889,129	1,945,695	(1,943,434)	1.3
Railroad related products
Total Iron and Steel		12,095,537	7,363,747	(4,731,790)	4.8

Miscellaneous Manufacturing
Mani, Inc.	29,100	1,279,364	1,832,087	552,723	1.2
Medical goods and equipment
Nippon Paper Group, Inc.	613	1,703,641	2,035,627	331,986	1.3
Paper and pulp
Total Miscellaneous Manufacturing		2,983,005	3,867,714	884,709	2.5

Real Estate and Warehouse
Daibiru Corporation	319,100	3,192,891	2,436,873	(756,018)	1.6
Leases office buildings, apartments and hotels
Sekisui Chemical Co., Ltd.	431,000	2,861,895	2,388,424	(473,471)	1.5
Prefabricated residential housing
Total Real Estate and Warehouse		6,054,786	4,825,297	(1,229,489)	3.1

Restaurants
Hiday Hidaka Corp	247,400	2,187,821	2,122,571	(65,250)	1.4
Chinese restaurant chain
Total Restaurants		2,187,821	2,122,571	(65,250)	1.4

Retail
Cawachi Limited	134,300	3,495,514	2,101,867	(1,393,647)	1.4
Drug store chain
Felissimo Corporation	99,800	2,444,393	2,101,383	(343,010)	1.4
Catalog shopping
Shimachu Co., Ltd.	90,600	2,137,962	2,178,158	40,196	1.4
Furniture store chain
Sugi Holdings Co., Ltd.	81,800	1,941,608	1,778,075	(163,533)	1.1
Drug store chain
Total Retail		10,019,477	8,159,483	(1,859,994)	5.3

Services
EPS Co., Ltd.	570	2,580,067	2,221,245	(358,822)	1.5
Clinical testing
Meiko Network Japan Co., Ltd.	497,900	2,847,349	2,571,387	(275,962)	1.7
Private schools and academic tutoring
Moshi Moshi Hotline, Inc.	215,600	5,290,554	4,347,685	(942,869)	2.8
Marketing
NEC Networks & System Integration Corporation	159,100	1,977,172	1,810,000	(167,172)	1.2
Communication systems
OBIC Co., Ltd.	24,910	4,302,405	3,890,720	(411,685)	2.5
Computer system integration
Taihei Dengyo Kaisha, Ltd.	182,000	1,502,626	1,641,546	138,920	1.1
Chemical plant engineering
Toppan Forms Co., Ltd.	158,300	1,832,844	1,913,662	80,818	1.2
Business form printing
Total Services		20,333,017	18,396,245	(1,936,772)	12.0

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
IN SECURITIES OF UNAFFILIATED ISSUERS
November 30, 2008

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain/Loss	Assets
Telecommunications
Daimei Telecom Engineering Corp	187,000	$1,896,410	$1,584,779	$(311,631)	1.0
Wire installations and related works
Jupiter Telecommunications Co., Ltd.	8,363	6,310,207	6,447,903	137,696	4.2
Cable television broadcasting
Total Telecommunications		8,206,617	8,032,682	(173,935)	5.2

Textiles and Apparel
Workman Co., Ltd.	179,600	1,952,032	2,031,930	79,898	1.3
Uniforms
Total Textiles and Apparel		1,952,032	2,031,930	79,898	1.3

Transportation
Senko Co., Ltd.	437,000	1,530,192	1,840,289	310,097	1.2
Trucking and warehousing
Total Transportation		1,530,192	1,840,289	310,097	1.2

Wholesale
Hitachi High-Technologies Corporation	142,200	2,885,732	2,667,926	(217,806)	1.7
Electronic components
Total Wholesale		2,885,732	2,667,926	(217,806)	1.7

TOTAL INVESTMENTS IN COMMON STOCKS		110,907,279	95,590,387	(15,316,892)	62.2

TOTAL INVESTMENTS		$110,907,279	$95,590,387	$(15,316,892)	62.2

OTHER ASSETS LESS LIABILITIES, NET.			58,079,419		37.8

NET ASSETS			$153,669,806		100.0

* Aggregate gross unrealized appreciation for all securities in which there is an exceed of value over tax cost was $ 3,770,425 .
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $ 19,087,317.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2008.

Japanese Yen	95.460	=$1.00

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) is effective for financial statements issued for fiscal years beginning after November 15, 2007.  FAS 157 establishes a framework for measuring fair value and expands disclosure about fair value measurements.

FAS 157 provides that fair value should be based on a hierarchy that distinguishes among the following levels of input used in determining the value of an asset or liability:

Level 1 - quoted (unadjusted) prices in active markets for identical securities;
Level 2 - prices determined using observable inputs such as quoted prices for similar securities or interest rates; and
Level 3 - prices determined using unobservable inputs (e.g., reflecting the reporting entity’s own assumptions about the criteria that market participants would use in pricing such security).

The following table summarizes the valuation of the Registrant’s investments by the above fair value hierarchy levels as of November 30, 2008.

Level	Investments in Securities
Level 1	$151,424,276
Level 2
Level 3
Total	$151,424,276

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

Exhibit (a)

Japan Smaller Capitalization Fund, Inc.

Two World Financial Center, Building B
New York, New York 10281

Telephone
(800) 833-0018
CERTIFICATIONS

I, Shigeru Shinohara, certify that:

1.	I have reviewed this report on Form N-Q of Japan Smaller Capitalization Fund, Inc.

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

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d.
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting;

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 22, 2009	/s/ Shigeru Shinohara
Shigeru Shinohara President (Principal Executive Officer)

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Japan Smaller Capitalization Fund, Inc.

Two World Financial Center, Building B
New York, New York 10281

Telephone
(800) 833-0018

CERTIFICATIONS

I, Rita Chopra-Brathwaite, certify that:

1.	I have reviewed this report on Form N-Q of Japan Smaller Capitalization Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a.
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b.
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purpose in accordance with generally accepted accounting principles;

c.
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter

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that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

5.
The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a.
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b.	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 22, 2009	/s/ Rita Chopra-Brathwaite
Rita Chopra-Brathwaite Treasurer (Principal Financial Officer)

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:     /s/ Shigeru Shinohara
        Shigeru Shinohara, President
        (Principal Executive Officer)

Date:   January 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Rita Chopra-Brathwaite
        Rita Chopra-Brathwaite, Treasurer
        (Principal Financial Officer)

Date:   January 22, 2009